Property and Equipment, Net	12 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	March 31, 2026	March 31, 2025
Motor vehicles	$133,950	$43,809
Leasehold improvements	44,850	—
Electronic equipment	92,851	79,992
At cost:	271,651	123,801
Less: Accumulated depreciation	(93,287)	(56,718)
Less: Accumulated impairment losses	(36,052)	—
Total	$142,312	$67,083

Depreciation expenses for the years ended March 31, 2026, 2025 and 2024 were $30,393, $22,203 and $14,465, respectively.

Impairment losses for the years ended March 31, 2026, 2025 and 2024 were $35,017, $nil and $nil, respectively.